Net operating costs (excluding items shown separately) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Net Operating Costs Excluding Items Shown Separately [Abstract]
Summary of net operating costs (excluding items shown separately)

	Note	2019 US$m	2018 US$m	2017 US$m
Raw materials, consumables, repairs and maintenance		9,485	10,613	9,286
Amortisation of intangible assets	13	133	133	177
Depreciation of property, plant and equipment	14	4,251	3,882	4,198
Employment costs	5	4,522	4,728	4,765
Shipping and other freight costs(a)		2,257	2,580	2,338
Decrease/(increase) in finished goods and work in progress		42	(186)	(82)
Royalties		2,501	2,117	2,228
Amounts charged by equity accounted units(b)		1,136	1,200	980
Net foreign exchange (gains)/losses		(52)	(56)	61
Other external costs(a)(c)		3,627	3,184	3,967
Gain on sale of property, plant and equipment(d)		31	(506)	(32)
Provisions (including exchange differences on provisions)	26	753	1,011	527
Research and development		45	45	58
Costs included above qualifying for capitalisation		(651)	(589)	(486)
Other operating income		(773)	(1,041)	(1,002)
Net operating costs (excluding items shown separately)		27,307	27,115	26,983